PROVISIONS	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
PROVISIONS
NOTE 14 – PROVISIONS

	Legal claims (see note 20)	Equipment warranty	Dismantling and restoring sites obligation
	New Israeli Shekels in millions
Balance as at January 1, 2020	42	1	23
Additions during the year	3	3	*
Finance costs			*
Decrease during the year	(33)	(3)	(2)
Balance as at December 31, 2020	12	1	21
Non-current			21
Current	12	1

Balance as at December 31, 2019	42	1	23
Non-current			23
Current	42	1

*   Representing an amount of less than NIS 1 million